Deposits- Summary of Reciprocal Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of reciprocal deposits [Abstract]
Demand	$ 722,407	$ 554,585
Money market	607	1,196
Time	109,006	46,794
Total	$ 832,020	$ 602,575